Taxation - Summary of Temporary Difference Unused Tax Losses and Unused Tax Credits (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	£ 1,203	£ 1,658
Unrecognised deferred tax asset	229	303
Tax losses	2,326	2,356
Capital losses	548	557
Within 10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	967	1,068
Unrecognised deferred tax asset	175	198
Greater Than Ten Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	44	390
Unrecognised deferred tax asset	13	62
Available indefinitely [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	192	200
Unrecognised deferred tax asset	41	43
Tax losses	2,326	2,356
Capital losses	£ 548	£ 557